Columbia Variable Portfolio – U.S. Government Mortgage Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	5.212%	7,822,672	7,821,530
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	5.053%	7,000,000	7,004,956
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.279%	2,750,000	2,751,370
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,473,032	1,514,505
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	4,672,931	4,696,127
Series 2024-11 Class B
07/15/2032	5.637%	2,295,652	2,312,037
Series 2025-1 Class A2
07/15/2032	5.156%	4,393,664	4,429,493
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	1,202,796	1,219,978
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	1,569,921	1,593,405
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	31,401	31,447
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	6.341%	5,000,000	5,005,230
Total Asset-Backed Securities — Non-Agency (Cost $38,239,007)			38,380,078

Commercial Mortgage-Backed Securities - Agency 2.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,334,233
Federal National Mortgage Association(c)
Series 2018-M7 Class A2
03/25/2028	3.127%	22,072,686	21,653,186
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.835%	6,397,494	307,426
Series 2019-118 Class IO
06/16/2061	0.759%	7,713,099	371,818
Series 2019-131 Class IO
07/16/2061	0.803%	12,327,694	704,621
Series 2019-134 Class IO
08/16/2061	0.643%	8,130,344	342,617
Series 2019-139 Class IO
11/16/2061	0.671%	8,793,035	374,673
Series 2020-19 Class IO
12/16/2061	0.719%	8,491,577	385,798
Series 2020-3 Class IO
02/16/2062	0.616%	9,406,716	356,018
Total Commercial Mortgage-Backed Securities - Agency (Cost $34,901,473)			28,830,390

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	6.200%	3,900,000	3,910,992
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.474%	7,800,000	7,795,134
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	6,000,000	6,182,560
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,700,000	1,147,075
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	25,032
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	40,216
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,635,461	8,398,921
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,941,502	4,688,167

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.416%	2,350,000	2,333,874
STAR Trust(a),(b)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.758%	7,000,000	7,021,203
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	5.973%	3,000,000	1,231,468
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $48,254,342)			42,774,642

Residential Mortgage-Backed Securities - Agency 112.8%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	8,045,363	7,357,861
Fannie Mae REMICS(b),(d)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.730%	10,579,559	1,410,115
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	1.444%	25,753,740	2,113,342
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.206%	7,192,790	7,111,903
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.082%	17,818,271	18,375,934
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.082%	6,532,649	6,664,928
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	13,547,247	13,656,523
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	5.237%	15,000,000	14,849,918
Federal Home Loan Mortgage Corp.
08/01/2035- 03/01/2052	2.000%	35,646,422	30,268,176
10/01/2041- 12/01/2052	4.000%	46,965,429	44,913,951
07/01/2042- 12/01/2052	3.500%	49,172,387	45,698,952
11/01/2042- 08/01/2052	3.000%	62,128,146	55,706,263
09/01/2047- 11/01/2054	4.500%	22,943,066	22,398,159
02/01/2051- 03/01/2052	2.500%	34,859,556	29,813,903
06/01/2053	5.000%	7,239,780	7,214,785
09/01/2054- 07/01/2055	6.000%	44,989,920	46,358,022
10/01/2054- 12/01/2054	5.500%	31,790,745	32,403,788
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.624% Cap 11.064% 01/01/2037	6.373%	12,456	12,805
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	6.660%	47,834	49,578
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.463%	2,642,026	267,224
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.463%	5,439,987	610,533
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.413%	1,830,130	229,092
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	1.463%	4,195,455	518,682
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	1.380%	2,669,419	322,778
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.610%	5,490,767	840,825
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.580%	6,915,410	1,082,018
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.483%	1,498,063	164,924
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.513%	616,531	66,496
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	1,551,451	282,114
CMO Series 267
08/15/2042	4.000%	1,258,944	230,590
CMO Series 4139 Class CI
05/15/2042	3.500%	620,357	38,818
CMO Series 4147 Class CI
01/15/2041	3.500%	193,637	1,318
CMO Series 4177 Class IY
03/15/2043	4.000%	3,040,824	432,205
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	2.117%	906,194	97,995
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	1.630%	12,386,035	1,801,728
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.513%	16,762,272	1,869,330
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	8,844,483	1,453,609
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	99,836,515	87,041,048
03/01/2027- 08/01/2052	3.500%	52,703,508	49,018,766
05/01/2027- 03/01/2053	3.000%	73,111,155	65,412,323
06/01/2036- 03/01/2052	2.000%	104,027,714	85,853,125
05/01/2039- 05/01/2048	4.500%	7,994,416	7,919,713
11/01/2043- 08/01/2052	4.000%	33,966,988	32,610,969
06/01/2053- 11/01/2054	5.000%	44,916,253	44,875,201
07/01/2054- 08/01/2055	6.000%	38,074,310	39,070,616
CMO Series 2017-72 Class B
09/25/2047	3.000%	1,874,782	1,755,292
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	6.008%	6,370	6,425
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.569%	837	861
12-month Term SOFR + 1.584% Floor 1.584%, Cap 9.151% 06/01/2034	6.334%	9,939	10,059
Federal National Mortgage Association(f)
12/01/2050	2.000%	20,906,821	16,991,723
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.425%	489	496
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	988,073	10
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	186,101	2,340
CMO Series 2012-144 Class HI
07/25/2042	3.500%	567,453	43,490
CMO Series 2012-40 Class IP
09/25/2040	4.000%	742,677	21,188
CMO Series 2013-1 Class AI
02/25/2043	3.500%	742,163	104,132
CMO Series 2013-10 Class AI
11/25/2041	3.500%	1,210,509	37,903

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-55 Class MI
08/25/2050	2.500%	9,465,977	1,571,334
CMO Series 2021-3 Class TI
02/25/2051	2.500%	34,508,469	5,873,238
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	2.150%	2,947,783	442,199
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.680%	1,879,424	239,487
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	1.380%	2,504,988	282,385
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.530%	6,354,746	812,866
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	1.530%	4,749,916	585,844
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.680%	4,798,367	596,675
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	11,441,727	463,317
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.680%	2,517,093	326,927
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.580%	7,466,714	902,265
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.580%	6,406,204	874,102
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.610%	7,975,181	1,259,352
Federal National Mortgage Association REMICS(b),(d)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	1.680%	6,408,835	751,028
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	6,069,961	1,026,347
CMO Series 2021-54 Class LI
04/25/2049	2.500%	9,339,635	1,300,551
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	2,556,946	2,149,334
Freddie Mac REMICS(d)
CMO Series 5177 Class PI
12/25/2051	2.500%	10,487,524	1,049,489
Freddie Mac REMICS(b),(d)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	1.563%	11,028,933	1,300,499
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.644%	14,553,918	2,010,801
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	0.744%	21,226,983	1,271,356
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.082%	8,206,677	8,481,172
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.082%	16,987,068	17,603,160
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.082%	7,255,002	7,462,358
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.676%	7,922,259	7,946,831
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.082%	14,717,081	15,134,961
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.806%	12,447,694	12,789,168
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	5.606%	9,399,290	9,405,214
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.232%	8,459,361	8,648,872
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.932%	12,425,928	12,429,791
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.706%	14,930,734	14,974,769
Government National Mortgage Association
08/20/2040	5.000%	1,364,644	1,395,806
07/20/2041	4.500%	1,793,823	1,804,448
04/20/2051- 05/20/2051	2.500%	17,813,137	15,122,779
08/20/2052	4.000%	7,287,639	6,840,783
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	3,103,575	3,124,032
CMO Series 2024-80 Class DT
05/20/2064	3.000%	5,457,990	4,784,005
CMO Series 2024-80 Class PT
05/20/2064	3.500%	8,750,518	8,048,244
Government National Mortgage Association(f)
04/20/2048	4.500%	3,153,362	3,117,697
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	847,554	115,108
CMO Series 2014-131 Class EI
09/16/2039	4.000%	1,250,824	70,610
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-138 Class IN
09/20/2050	2.500%	5,676,576	968,937
CMO Series 2020-138 Class JI
09/20/2050	2.500%	14,025,282	2,063,712
CMO Series 2020-191 Class UC
12/20/2050	4.000%	8,932,901	1,992,471
CMO Series 2021-1 Class IB
01/20/2051	2.500%	9,287,911	1,377,891
CMO Series 2021-1 Class QI
01/20/2051	2.500%	10,743,791	1,576,498
CMO Series 2021-122 Class HI
11/20/2050	2.500%	7,311,823	1,001,535
CMO Series 2021-142 Class IX
08/20/2051	2.500%	10,400,926	1,430,071
CMO Series 2021-146 Class IK
08/20/2051	3.500%	8,989,152	1,694,126
CMO Series 2021-158 Class VI
09/20/2051	3.000%	7,509,195	1,198,997
CMO Series 2021-159 Class IP
09/20/2051	3.000%	5,593,973	875,915
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	10,932,542	1,624,965
CMO Series 2021-27 Class IN
02/20/2051	2.500%	6,231,400	911,991
CMO Series 2021-67 Class GI
04/20/2051	3.000%	8,775,305	1,482,404
CMO Series 2021-8 Class BI
01/20/2051	2.500%	10,508,215	1,903,369
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	1.939%	1,658,801	230,013
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.950%	2,523,694	326,459
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.950%	1,772,227	243,088
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.950%	2,226,656	264,274

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.900%	3,698,502	481,194
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.900%	3,126,186	354,573
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	1.950%	2,847,363	438,627
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.950%	14,776,036	2,141,826
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.950%	1,527,330	196,653
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.950%	2,188,692	283,324
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.950%	2,950,004	443,540
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.950%	2,489,604	298,481
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.850%	6,317,024	813,511
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.800%	8,534,195	1,067,139
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.800%	2,868,458	397,308
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	1.850%	4,986,392	550,871
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	1.789%	6,866,212	1,040,058
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.850%	12,586,401	1,610,902
CMO Series 2019-97 Class GS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	1.850%	29,279,584	3,742,227
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.950%	5,338,551	692,682
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.000%	6,644,521	955,629
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	2.050%	12,080,020	1,782,076
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.800%	6,526,891	629,676
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	1.850%	5,795,184	775,303
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.050%	10,679,235	1,521,401
CMO Series 2021-117B Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.050%	14,626,817	2,009,213
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.050%	11,091,704	1,647,762
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	62,533,300	164,950
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.050%	10,872,722	1,451,517
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	1.581%	11,337,736	1,306,868
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	1.591%	10,710,352	1,122,646
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	1.661%	10,345,619	1,263,262
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	1.661%	17,598,340	1,854,983
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	1.800%	12,134,277	1,064,953
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	2.461%	13,989,230	1,388,802
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.800%	15,656,664	2,010,468
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.800%	17,468,481	2,083,607
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	1.311%	17,393,000	936,898
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	2.061%	9,763,099	621,172
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.800%	11,319,451	1,399,049
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	1.761%	12,832,948	1,460,405
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.800%	12,747,766	1,420,393
CMO Series 2023-24 Class JS
30-day Average SOFR + 5.500% Cap 5.500% 01/20/2052	1.111%	36,889,839	3,807,784
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.961%	8,047,295	640,726

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-65 Class HS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.761%	16,330,850	1,524,286
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	1.661%	7,067,149	485,999
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.261%	37,519,599	4,660,478
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.111%	40,798,407	3,040,432
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.861%	29,512,299	1,928,478
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.611%	21,220,032	2,010,882
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.661%	25,402,830	2,966,159
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.011%	17,716,513	923,324
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.861%	8,502,752	1,265,766
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.011%	9,416,665	638,158
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	5.129%	1,168,129	1,193,120
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.185%	6,184,429	6,365,524
Government National Mortgage Association TBA(g)
10/20/2055	3.000%	17,000,000	15,173,795
10/20/2055	4.000%	40,000,000	37,603,957
10/20/2055	4.500%	75,000,000	72,720,125
Uniform Mortgage-Backed Security TBA(g)
10/14/2055	3.500%	80,000,000	73,081,695
10/14/2055	4.000%	75,500,000	71,148,366
10/14/2055	4.500%	45,500,000	44,128,532
10/14/2055	5.000%	87,000,000	86,274,173
10/14/2055	5.500%	48,000,000	48,395,423
10/14/2055	6.000%	22,000,000	22,474,929
Total Residential Mortgage-Backed Securities - Agency (Cost $1,631,036,170)			1,578,896,845

Residential Mortgage-Backed Securities - Non-Agency 7.6%

Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-1 Class A1
01/25/2070	5.690%	6,562,429	6,636,195
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,530,969
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,596,538	2,492,549
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,746,668	2,704,619
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	1,845,436	1,861,116
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.492%	367,650	366,088
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,371,024	1,348,790
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	8,747,955	8,833,395
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	696,704	635,244
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(c)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	4,909,011	4,967,628
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,115,591
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	1,836,238	1,853,610
FIGRE Trust(a),(c)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	3,400,000	3,388,541
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	3,962,251	3,871,628
GCAT Trust(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	477,723	457,192
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,431,275	2,326,677
Government National Mortgage Association
CMO Series BM-2562 Class A
01/01/2055	3.500%	9,679,516	8,650,967
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,066,016	3,067,211
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	1,600,000	1,521,588
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-DSC3 Class A1
09/25/2070	4.912%	4,750,000	4,740,881
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.056%	6,247,198	270,447
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	5,261,018	5,356,604
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	2,462,929	2,467,658
OBX Series(a),(h)
CMO Series 2025-NQM2 Class A1
11/25/2064	5.597%	8,541,299	8,638,085
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM Trust(a),(h)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	3,500,000	3,493,583
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	8,387,610	8,464,788
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,185,986	2,155,595
VCAT LLC(a),(h)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	4,584,769	4,636,945
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class A2
01/25/2055	5.995%	5,000,000	5,057,579
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,150,000	3,166,318
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $105,305,648)			106,078,081

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $585,000)	585,000

Put Option Contracts Purchased 0.1%

(Cost $3,821,850)	2,006,295

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(i),(j)	65,473,636	65,453,993
Total Money Market Funds (Cost $65,452,176)		65,453,993
Total Investments in Securities (Cost: $1,927,595,666)		1,863,005,324
Other Assets & Liabilities, Net		(462,947,314)
Net Assets		1,400,058,010
At September 30, 2025, securities and/or cash totaling $11,840,201 were pledged as collateral.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	717	12/2025	USD	172,003,819	21,628	—
U.S. Treasury 2-Year Note	229	12/2025	USD	47,723,242	—	(12,959)
U.S. Treasury 5-Year Note	369	12/2025	USD	40,293,071	—	(294,773)
Total					21,628	(307,732)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(713)	06/2026	USD	(172,020,163)	—	(70,268)
U.S. Long Bond	(131)	12/2025	USD	(15,273,781)	—	(384,044)
U.S. Treasury 10-Year Note	(2,504)	12/2025	USD	(281,700,000)	—	(826,383)
U.S. Treasury Ultra Bond	(27)	12/2025	USD	(3,241,688)	—	(96,874)
Total					—	(1,377,569)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.30	03/30/2026	585,000	585,000

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	23,000,000	23,000,000	3.90	09/30/2025	424,350	2
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	3.75	12/23/2025	80,000	14,197
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	3.50	10/03/2025	587,500	7,715
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	35,000,000	35,000,000	3.75	11/28/2025	336,000	28,546
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.40	08/05/2026	2,394,000	1,955,835
Total							3,821,850	2,006,295

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	20.977	USD	1,008,660	(123,233)	505	—	(47,749)	—	(74,979)
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2025 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $178,581,834, which represents 12.76% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security in default.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(i)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	271,633,555	335,594,266	(541,775,645)	1,817	65,453,993	8,414	2,323,737	65,473,636
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

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